Note 2 - Basis of Presentation	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Basis of Accounting [Text Block]

2.         Basis of Presentation

The accompanying condensed consolidated financial statements at September 30, 2021 and for the three-month and nine-month periods ended September 30, 2021 and 2020 are unaudited, but include all adjustments, consisting of normal recurring entries, which we believe to be necessary for a fair presentation of the dates and periods presented. Interim results are not necessarily indicative of results for a full year. The financial statements should be read in conjunction with our audited consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2020. We expect our operating results to fluctuate for the foreseeable future; therefore, period-to-period comparisons should not be relied upon as predictive of the results in future periods.

We enacted reverse stock splits of our common stock on September 25, 2020 (1-for-20) and on January 21, 2020 (1-for-2,000). The accompanying financial statements, and all share and per share information contained herein, have been retroactively restated to reflect the reverse stock splits.

Our financial statements have been prepared assuming that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business for at least the twelve-month period following the issue date of these consolidated financial statements. We are devoting substantially all of our present efforts to research and development of our vaccine and immunotherapy candidates. We have funded our activities to date from sales of our equity securities, government grants and clinical trial assistance, and corporate and academic collaborations. We expect to incur future net losses and require substantial funds as we continue our research and development activities. Our transition to profitability will be dependent upon, among other things, the successful development and commercialization of our product candidates. We may never achieve profitability or positive cash flows, and unless and until we do, we will continue to need to raise additional funding. We intend to fund future operations through additional private and/or public offerings of debt or equity securities. In addition, we may seek additional capital through arrangements with strategic partners or from other sources. There can be no assurance that we will be able to raise additional funds or achieve or sustain profitability or positive cash flows from operations.